Condensed Statement of Cash Flows in the Consolidated Group - SEK (kr) kr in Millions		6 Months Ended			12 Months Ended
		Jun. 30, 2019		Jun. 30, 2018	Dec. 31, 2018
Operating activities
Operating profit		kr 680		kr 416	kr 852
Adjustments for non-cash items in operating profit
Adjustments for non-cash items in operating profit		98		290	14
Income tax paid		(153)		(183)	(366)
Changes in assets and liabilities from operating activities		551		(6,648)	(24,145)
Cash flow from operating activities		1,176		(6,125)	(23,645)
Investing activities
Capital expenditures		(16)		(11)	(21)
Cash flow from investing activities		(16)		(11)	(21)
Financing activities
Change in senior debt		(4,134)		1,022	25,102
Derivatives, net		2,168		9,061	1,830
Change in subordinated debt					(2,322)
Dividend paid		(194)		(232)	(232)
Cash flow from financing activities		(2,160)		9,851	24,378
Cash flow for the period		(1,000)		3,715	712
Cash and cash equivalents at beginning of the period		2,416	[1]	1,231	1,231
Exchange-rate differences on cash and cash equivalents		203		402	473
Cash and cash equivalents at end of the period	[1]	kr 1,619		kr 5,348	kr 2,416

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date.